Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 595,013	$ 97,669
Current financial assets at amortized cost	504,240	455,133
Accounts receivable, net	5,429,705	3,578,974
Other receivables	198,277	2,638
Inventories, net	1,014,245	1,030,368
Prepayments	782,593	309,689
Guarantee deposits - Current assets	72,281	135,012
Current assets	8,596,354	5,609,483
Non-current assets
Non-current financial assets at fair value through other comprehensive income
Property, plant, and equipment, net	4,144,247	463,389
Right-of-use assets, net	32,953	81,350
Intangible assets, net	132,963	162,470
Deferred tax assets, net	615,984	425,100
Guarantee deposits	7,283	7,352
Other non-current assets	26,400	408,032
Non-current assets	4,959,830	1,547,693
Total assets	13,556,184	7,157,176
Current liabilities
Short-term loans	2,579,175	2,741,552
Short-term loans from a related party		8,249,052
Long-term loans due within one year	983,864	624,620
Contract liabilities	146,622	60,906
Accounts payable	1,396,795	180,954
Other payables	595,175	941,159
Current tax liabilities		9,198
Current lease liabilities	33,452	82,078
Other current liabilities	1,100,985	13,467
Current liabilities	6,836,068	12,902,986
Non-current liabilities
Long-term loans	3,942,724	1,027,638
Deferred tax liabilities	5,320	4,187
Non-current liabilities	3,948,044	1,031,825
Total liabilities	10,784,112	13,934,811
Equity (deficit) attributable to owners of parent
Capital surplus	18,082,503	9,319,370
Accumulated deficit	(25,914,704)	(24,346,913)
Accumulated other comprehensive loss	(310,986)	(350,286)
Total equity (deficit)	2,772,072	(6,777,635)
Total liabilities and equity (deficit)	13,556,184	7,157,176
Class A [member]
Equity (deficit) attributable to owners of parent
Ordinary shares	7,866,667	5,551,602
Class B [member]
Equity (deficit) attributable to owners of parent
Ordinary shares	$ 3,048,592	$ 3,048,592